Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 7 — Commitments and Contingencies

Operating Lease Obligations

Beginning in October 2024, the Company entered into a lease agreement whereby the Company agreed to rent its office and lab facilities under month-to-month tenancy. The monthly rent payable under the lease is $25 thousand. This month-to-month lease automatically renews every four months, unless written termination is provided.

Operating costs for short-term leases include variable lease costs of $0.1 million and less than $0.1 million during the three months ended September 30, 2025 and 2024, compared to $0.2 million and $0.1 million during the nine months ended September 30, 2025 and 2024. Starting from August 2022, the Company recognized lease expense in the amount of monthly rent as incurred. The Company recognized operating lease costs for monthly rent of $75 thousand and $150 thousand for each of the three and nine month periods ending September 30, 2025 and 2024. Total operating lease costs with common area maintenance variable costs were $0.3 million and $0.2 million for the nine months ended September 30, 2025 and 2024.

Contingencies and Indemnifications

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues a liability for such matters when it is probable that future expenditures will be made and that such expenditures can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount.

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but that have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.

Note 6 — Commitments and Contingencies

Operating Lease Obligations

On August 1, 2022 the Company entered into a new lease agreement (the “Amended Lease”) whereby the Company agreed to rent its office and lab facilities under month-to-month tenancy. The monthly rent payable under the Amended Lease was $25 thousand. This month-to-month lease ended in July 2024.

Beginning in October 2024, the Company entered into a new lease agreement whereby the Company agreed to rent its office and lab facilities under month-to-month tenancy. The monthly rent payable under the new lease is also $25 thousand. This month-to-month lease automatically renews every four months, unless written termination is provided.

Operating costs for short-term leases and variable lease costs were less than $0.1 million during the years ended December 31, 2024 and 2023. The Company recognized a total of $0.3 million and $0.3 million in lease expense for the years ended December 31, 2024 and 2023, respectively.

Contingencies and Indemnifications

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues a liability for such matters when it is probable that future expenditures will be made and that such expenditures can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount.

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but that have not yet been made.

To date, the Company has not paid any claims; however, the Company may record charges in the future as a result of these indemnification obligations. The Company is currently defending one litigation with a vendor. Management has accrued estimated incremental legal costs which totals less than $0.1 million related to the matter.